Income Taxes (Schedule of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax at statutory rate	$ (89,560)	$ 108,722
Permanent tax differences	74	18
State income taxes	(7,668)	12,216
Partnership earnings (1/1/14 - 1/28/14)	0	(66,239)
Noncontrolling partners’ share of RMP earnings	(8,168)	(203)
Goodwill impairment	103,218	0
Incentive unit expense	12,634	37,086
Other, net	1,588	0
Income tax expense	$ 12,118	$ 91,600	$ 0
Effective tax rate	(4.74%)	29.49%